Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current Assets Held For Sale
Schedule of Non current asset

Breakdown	2022	2021

Properties / lands held for sale	34	36
Extra Hiper Stores (Note 1.1)	-	1,117
Grupo Éxito (note nº1.2)	20,809	34
Assets held for sale	20,843	1,187

Extra Hiper Stores / Lease liability (Note 1.1)	-	62
Grupo Éxito (note nº1.2)	11,260
Others	227
Liabilities held for sale	11,487	62